TETON Westwood SmallCap Equity Fund

Schedule of Investments — December 31, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 97.5%
	Aerospace — 0.4%
3,600	Hexcel Corp.	$174,564

	Automotive — 2.2%
15,750	Rush Enterprises Inc., Cl. A	652,365
5,800	Winnebago Industries Inc.	347,652

		1,000,017

	Aviation: Parts and Services — 3.5%
44,100	AAR Corp.	1,597,302

	Banking — 16.9%
22,600	Atlantic Capital Bancshares Inc.†	359,792
10,633	Atlantic Union Bankshares Corp.	350,251
12,900	Banc of California Inc.	189,759
2,600	BankUnited Inc.	90,428
10,800	Columbia Banking System Inc.	387,720
3,200	Financial Institutions Inc.	72,000
33,600	First Foundation Inc.	672,000
9,300	Glacier Bancorp Inc.	427,893
48,750	Investors Bancorp Inc.	514,800
6,500	Live Oak Bancshares Inc.	308,490
28,150	OceanFirst Financial Corp.	524,435
17,350	OFG Bancorp.	321,669
10,900	Old National Bancorp.	180,504
2,921	South State Corp.	211,188
20,806	Sterling Bancorp.	374,092
22,200	TrustCo Bank Corp.	148,074
19,050	Umpqua Holdings Corp.	288,417
63,020	Valley National Bancorp.	614,445
36,700	Veritex Holdings Inc.	941,722
14,000	Washington Federal Inc.	360,360
7,600	Washington Trust Bancorp Inc.	340,480

		7,678,519

	Broadcasting — 1.3%
11,800	Chicken Soup For The Soul Entertainment Inc.†.	235,882
35,900	Hemisphere Media Group Inc.†	371,924

		607,806

	Building and Construction — 2.3%
5,500	EMCOR Group Inc.	503,030
8,800	MYR Group Inc.†	528,880

		1,031,910

	Business Services — 4.4%
20,400	ABM Industries Inc.	771,936
4,000	Deluxe Corp.	116,800
3,150	FTI Consulting Inc.†	351,918
9,900	Heidrick & Struggles International Inc.	290,862
7,200	McGrath RentCorp.	483,120

		2,014,636

	Communications — 0.6%
2,900	ATN International Inc.	121,104
8,900	Meredith Corp.	170,880

		291,984

	Communications Equipment — 4.9%
80,800	Extreme Networks Inc.†	556,712
114,700	Infinera Corp.†	1,202,056
4,822	Lumentum Holdings Inc.†	457,125

		2,215,893

	Computer Software and Services — 6.5%
7,600	Bottomline Technologies DE Inc.†	400,824
19,800	Cloudera Inc.†	275,418
44,200	NetScout Systems Inc.†	1,211,964
16,300	Progress Software Corp.	736,597
10,200	Teradata Corp.†	229,194

Shares		Market Value
500	WEX Inc.†	$101,765

		2,955,762

	Consumer Products — 2.9%
18,800	Hanesbrands Inc.	274,104
21,400	KAR Auction Services Inc.	398,254
9,700	Oxford Industries Inc.	635,447

		1,307,805

	Diversified Industrial — 4.0%
2,600	Albany International Corp., Cl. A	190,892
7,600	Apogee Enterprises Inc.	240,768
9,500	Kennametal Inc.	344,280
9,800	Luxfer Holdings plc	160,916
41,400	Steelcase Inc., Cl. A	560,970
17,700	Textainer Group Holdings Ltd.†	339,486

		1,837,312

	Electronics — 6.1%
12,500	Advanced Energy Industries Inc.†	1,212,125
6,300	Comtech Telecommunications Corp.	130,347
7,500	FARO Technologies Inc.†	529,725
12,000	Plantronics Inc.	324,360
41,900	TTM Technologies Inc.†	578,011

		2,774,568

	Energy and Utilities — 4.7%
31,100	ChampionX Corp.†	475,830
10,100	Diamondback Energy Inc.	488,840
32,700	Magnolia Oil & Gas Corp., Cl. A†	230,862
8,700	Matador Resources Co.†	104,922
28,900	Oceaneering International Inc.†	229,755
115,400	Patterson-UTI Energy Inc.	607,004

		2,137,213

	Environmental Control — 1.3%
22,600	Evoqua Water Technologies Corp.†	609,748

	Equipment and Supplies — 1.3%
8,300	CIRCOR International Inc.†	319,052
7,500	Flowserve Corp.	276,375

		595,427

	Financial Services — 3.8%
22,600	Boston Private Financial Holdings Inc.	190,970
8,800	Brown & Brown Inc.	417,208
6,000	Horace Mann Educators Corp.	252,240
4,700	Mercury General Corp.	245,387
6,400	ProAssurance Corp.	113,856
9,750	Stifel Financial Corp.	491,985

		1,711,646

	Health Care — 6.8%
4,100	AMN Healthcare Services Inc.†	279,825
1,780	ICU Medical Inc.†	381,792
18,200	Natus Medical Inc.†	364,728
5,850	Omnicell Inc.†	702,117
38,500	Patterson Cos. Inc.	1,140,755
9,000	Supernus Pharmaceuticals Inc.†	226,440

		3,095,657

	Machinery — 1.6%
57,700	Mueller Water Products Inc., Cl. A	714,326

	Materials — 0.8%
8,700	Avient Corp.	350,436

	Real Estate — 0.6%
4,000	Alpine Income Property Trust Inc., REIT	59,960
10,500	CareTrust REIT Inc.	232,890

		292,850

TETON Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — December 31, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Retail — 4.8%
24,750	American Eagle Outfitters Inc.	$496,733
51,800	Ethan Allen Interiors Inc.	1,046,878
2,300	Penske Automotive Group Inc.	136,597
12,200	The Hain Celestial Group Inc.†	489,830

		2,170,038

	Semiconductors — 9.4%
1,100	CMC Materials Inc.	166,430
10,700	Entegris Inc.	1,028,270
19,100	FormFactor Inc.†	821,682
14,200	Marvell Technology Group Ltd.	675,068
7,500	nLight Inc.†	244,875
28,100	Onto Innovation Inc.†	1,336,155

		4,272,480

	Specialty Chemicals — 4.6%
17,900	Darling Ingredients Inc.†	1,032,472
60,200	Ferro Corp.†	880,726
2,700	Minerals Technologies Inc.	167,724

		2,080,922

Shares		Market Value

	Transportation — 1.8%
22,300	The Greenbrier Companies Inc.	$811,274

	TOTAL COMMON STOCKS	44,330,095

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 2.5%
$1,145,000	U.S. Treasury Bill, 0.065%††, 03/11/21	1,144,863

	TOTAL INVESTMENTS — 100.0% (Cost $31,639,554)	$45,474,958

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
REIT	Real Estate Investment Trust

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